Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111

                                                     June 30, 2008

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

Attn:  Christian Sandoe, Esq.

Re:     Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
           Post-effective Amendment No. 1 to Registration Statement on Form N-2 (333-144301; 811-21658)
        Credit Suisse Alternative Capital Long/Short Equity Institutional
           Fund, LLC Post-effective Amendment No. 1 to Registration Statement on Form N-2
           (333-144302; 811-21641)
        Credit Suisse Alternative Capital Multi-Strategy Fund, LLC
           Post-effective Amendment No. 1 to Registration Statement on Form N-2 (333-144304; 811-21657)
        Credit Suisse Alternative Capital Multi-Strategy Institutional Fund,
           LLC Post-effective Amendment No. 1 to Registration Statement on
           Form N-2
           (333-144300; 811-21644)

Dear Mr. Sandoe:

       Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the "Registrants" and each a "Registrant") is post-effective amendment no. 1 to each Registrant's Registration Statement on Form N-2 (the "Registration Statement"). As discussed, the filings represent the annual update for each Registrant, and would, if the Registrants were open-end investment companies, be filed pursuant to Rule 485(b). Registrants seek effectiveness no later than July 31, 2008.

       As you may recall, Registrants are grouped into two sets of funds according to the target investors. One set of funds is for taxable investors, and the other set, having the word "Institutional" in their names, is for tax-exempt investors. Each set uses a common prospectus, and thus there are only two prospectuses despite there being four Registrants. The two prospectuses differ only regarding the eligible investors for the Institutional funds and in the description of the structure of the Institutional funds in their use of an offshore subsidiary.

       Please note that these annual update changes are limited to routine updates to the expense, financial and performance tables, and ownership of fund shares. The investment strategies and investment policies of the funds have not changed. Registrants therefore request limited review, based on prior Staff review during 2007.

       Thank you for your attention to these filings. Please direct any to the undersigned at (617) 261-3231.

                                               Sincerely,


                                               /s/ George J. Zornada
                                               ---------------------
                                               George J. Zornada